Debt (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jan. 31, 2020	Jan. 30, 2020
Debt (Details) [Line Items]
Borrowings				$ 100,000,000
Agreement total commitment						$ 105,300,000	$ 65,000,000
Interest expense	$ 8,200,000	$ 6,700,000
Amortized debt issuance costs	700,000	$ 500,000
Fair value Level 3 hierarchy	$ 80,700,000		$ 59,100,000
Convertible notes payable				$ 35,000,000	$ 35,000,000
Share price (in Dollars per share)				$ 3	$ 3
Convert discount			25.00%
Liabilities issuance				$ 700,000	$ 1,600,000
Notes payable				18,800,000
Derivative issuance amount				2,300,000
Extinguishment resulting gain				400,000
Gain loss on extinguishment				1,900,000
Description of convertible loan commitments			The remaining $3.8 million of 2019 Notes were mandatorily convertible into loan commitments under the Fortress Financing Agreement in amounts equal to the outstanding principal and accrued interest.
Debt issuance cost			$ 200,000
Debt discount				1,100,000
Commitment fee				2,400,000
Interest rate percentage			6.00%
Reference rate			7.00%
Margin rate			12.00%
Fair value of loan			$ 59,100,000	23,700,000
Purchase of warrants per unit (in Dollars per share)			$ 0.01
Fair value of warrants issued			$ 200,000	3,500,000
PIK interest [Member]
Debt (Details) [Line Items]
Debt discount				6,800,000
LIBOR loans [Member]
Debt (Details) [Line Items]
Interest rate percentage			5.00%
Reference rate			6.00%
Fortress Financing Agreement [Member]
Debt (Details) [Line Items]
Borrowings				100,000,000
PIK interest [Member]
Debt (Details) [Line Items]
Commitment fee				1,400,000
NextNav [Member]
Debt (Details) [Line Items]
Borrowings			$ 63,900,000	23,700,000
Commitment fee			$ 600,000	3,800,000
Minimum [Member]
Debt (Details) [Line Items]
Agreement total commitment							100,000,000
Increased in operations amount						65,000,000
Maximum [Member]
Debt (Details) [Line Items]
Agreement total commitment							$ 105,300,000
Increased in operations amount						$ 80,000,000
2018 Notes [Member]
Debt (Details) [Line Items]
Unsecured convertible bridge amount					$ 14,000,000
Interes rate					8.00%
Convert discount			15.00%
2019 Notes [Member]
Debt (Details) [Line Items]
Unsecured convertible bridge amount				$ 7,000,000
Interes rate				8.00%
Convert discount			25.00%
Accrued interest				$ 3,900,000
Series D Preferred Stock [Member]
Debt (Details) [Line Items]
Issued of fair value				785,000
Series D Preferred Stock [Member] | 2018 Notes [Member]
Debt (Details) [Line Items]
Accrued interest				$ 8,120,409
Class A Common Stock
Debt (Details) [Line Items]
Purchase of warrants (in Shares)			2,135,092	31,649,484
Purchase of warrants per unit (in Dollars per share)								$ 0.01